[letterhead of
State Street Research & Management Company
One Financial Center
Boston, Massachusetts 02111]

VIA EDGAR

November 2, 1999

Securities and Exchange Commission
Filing Desk
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:   State Street Research Securities Trust
      Securities Act of 1933 Registration No. 33-74628
      Investment Company Act of 1940 File No. 811-8322
      CIK 0000918572

Ladies and Gentlemen:

On behalf of State Street Research Securities Trust (the "Registrant") and pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the "Securities Act") and the Investment Company Act of 1940, as amended (the "1940 Act"), as the same have been modified by Regulation S-T, we hereby file a statement to note for the record that prospectuses for State Street Research Legacy Fund and State Street Research Galileo Fund, series of the Registrant, are in use which are Spanish language translations of the English language prospectuses dated September 1, 1999. The prospectuses were filed electronically on September 3, 1999 (EDGAR accession number 0000950146-99-001518).

Pursuant to Rule 306 of Regulation S-T, the Registrant represents that the English language prospectuses referenced above are fair and accurate translations of the Spanish versions now in use.

If you have any questions with respect to the enclosed or if there is any way in which we may be of assistance, please do not hesitate to telephone the undersigned at (617) 357-1371.

STATE STREET RESEARCH
SECURITIES TRUST


By:      /s/ Amy L. Simmons
         -------------------------
         Amy L. Simmons
         Assistant Secretary


cc:      John Hunt, Esq.
         Geoffrey R.T. Kenyon, Esq.
         Evelyn M. Talmo
           Goodwin, Procter & Hoar LLP
         Darman A. Wing, Esq.
           State Street Research & Management Company